STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

30.                               STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIEs located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriation to the enterprise expansion reserves by the Group’s PRC (mainland) subsidiaries were $nil, $912 and $3,205 for the years ended December 31, 2010, 2011 and 2012.